Subsidiary Guarantor Information - Supplemental Statement of Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Supplemental information [line items]
Net sales		$ 1,392,862,505	$ 1,672,446,148	$ 1,385,899,150
Services income	$ 483,342	9,108,680	8,673,002	11,130,569
Total of sales	74,394,073	1,401,971,185	1,681,119,150	1,397,029,719
Impairment of wells, pipelines, properties, plant and equipment		97,082,214	(21,418,997)	151,444,560
Cost of sales	59,587,238	1,122,933,424	1,199,511,561	1,004,204,880
Gross income	9,655,273	181,955,547	503,026,586	241,380,279
Other revenues (expenses), net		7,728,756	23,052,511	5,174,076
General expenses:
Total general expenses		152,654,733	158,678,690	141,829,124
Operating income	1,964,934	37,029,570	367,400,407	104,725,231
Financing cost, net		(126,889,660)	(111,428,513)	(76,140,371)
Foreign exchange income , net		86,930,388	23,659,480	23,184,122
Profit (loss) sharing in joint ventures and associates	(61,442)	(1,157,893)	1,527,012	360,440
Income before duties, taxes and other	(216,903)	(4,087,595)	281,158,386	52,129,422
Total taxes, duties and other		343,823,488	461,578,223	332,980,041
Net (loss) income	(18,461,522)	(347,911,084)	(180,419,837)	(280,850,619)
Total other comprehensive result	(16,557,152)	(312,022,846)	223,391,747	11,506,381
Total comprehensive result for the year	$ (35,018,674)	(659,933,930)	42,971,910	(269,344,238)
Petroleos Mexicanos [member]
Supplemental information [line items]
Net sales		0
Services income		59,915,165	75,979,835	50,399,983
Total of sales		59,915,165	75,979,835	50,399,983
Impairment of wells, pipelines, properties, plant and equipment		0
Cost of sales		989,308	1,905,865	2,007,814
Gross income		58,925,857	74,073,970	48,392,169
Other revenues (expenses), net		139,412	73,183	(341,521)
General expenses:
Total general expenses		62,645,185	69,479,218	59,141,391
Operating income		(3,579,916)	4,667,935	(11,090,743)
Financing cost, net		(66,593,657)	(64,226,376)	(65,581,677)
Foreign exchange income , net		3,912,176	(3,832,933)	6,837,171
Profit (loss) sharing in joint ventures and associates		(292,585,923)	(125,246,527)	(211,567,169)
Income before duties, taxes and other		(358,847,320)	(188,637,901)	(281,402,418)
Total taxes, duties and other		(11,557,958)	(8,272,851)	(557,520)
Net (loss) income		(347,289,362)	(180,365,050)	(280,844,898)
Total other comprehensive result		(55,495,859)	47,357,316	4,728,640
Total comprehensive result for the year		(402,785,221)	(133,007,734)	(276,116,258)
Subsidiary guarantors [member]
Supplemental information [line items]
Net sales		1,623,118,346	1,941,467,663	1,713,914,703
Services income		131,935,732	113,113,024	140,934,022
Total of sales		1,755,054,078	2,054,580,687	1,854,848,725
Impairment of wells, pipelines, properties, plant and equipment		93,471,764	(25,384,888)	145,302,407
Cost of sales		1,488,250,706	1,536,120,030	1,447,640,131
Gross income		173,331,608	543,845,545	261,906,187
Other revenues (expenses), net		3,048,907	(26,020,067)	(12,443,660)
General expenses:
Total general expenses		141,628,000	158,965,537	132,057,064
Operating income		34,752,515	358,859,941	117,405,463
Financing cost, net		(57,364,522)	(46,203,154)	(9,106,677)
Foreign exchange income , net		82,143,830	26,526,563	15,807,988
Profit (loss) sharing in joint ventures and associates		116,536	53,058	409,955
Income before duties, taxes and other		59,648,359	339,236,408	124,516,729
Total taxes, duties and other		352,239,317	466,788,123	331,001,261
Net (loss) income		(292,590,958)	(127,551,715)	(206,484,532)
Total other comprehensive result		(253,482,329)	176,174,564	6,841,586
Total comprehensive result for the year		(546,073,287)	48,622,849	(199,642,946)
Non-guarantor subsidiaries [member]
Supplemental information [line items]
Net sales		712,266,064	912,726,857	1,096,752,930
Services income		9,683,190	5,960,807	2,646,144
Total of sales		721,949,254	918,687,664	1,099,399,074
Impairment of wells, pipelines, properties, plant and equipment		3,610,450	3,965,891	6,142,153
Cost of sales		705,101,991	910,525,715	1,083,297,610
Gross income		13,236,813	4,196,058	9,959,311
Other revenues (expenses), net		4,616,272	8,710,216	(4,664,096)
General expenses:
Total general expenses		11,974,223	10,248,039	7,180,758
Operating income		5,878,862	2,658,235	(1,885,543)
Financing cost, net		(2,953,372)	(475,599)	(1,155,963)
Foreign exchange income , net		874,382	965,850	538,963
Profit (loss) sharing in joint ventures and associates		(4,297,609)	2,164,868	(49,515)
Income before duties, taxes and other		(497,737)	5,313,354	(2,552,058)
Total taxes, duties and other		3,142,129	3,062,951	2,536,300
Net (loss) income		(3,639,866)	2,250,403	(5,088,358)
Total other comprehensive result		(375,252)	(140,133)	(63,845)
Total comprehensive result for the year		(4,015,118)	2,110,270	(5,152,203)
Eliminations [member]
Supplemental information [line items]
Net sales		(942,521,905)	(1,181,748,372)	(1,424,768,483)
Services income		(192,425,407)	(186,380,664)	(182,849,580)
Total of sales		(1,134,947,312)	(1,368,129,036)	(1,607,618,063)
Impairment of wells, pipelines, properties, plant and equipment		0
Cost of sales		(1,071,408,581)	(1,249,040,049)	(1,528,740,675)
Gross income		(63,538,731)	(119,088,987)	(78,877,388)
Other revenues (expenses), net		(75,835)	40,289,179	22,623,353
General expenses:
Total general expenses		(63,592,675)	(80,014,104)	(56,550,089)
Operating income		(21,891)	1,214,296	296,054
Financing cost, net		21,891	(523,384)	(296,054)
Foreign exchange income , net		0
Profit (loss) sharing in joint ventures and associates		295,609,103	124,555,613	211,567,169
Income before duties, taxes and other		295,609,103	125,246,525	211,567,169
Total taxes, duties and other		0
Net (loss) income		295,609,103	125,246,525	211,567,169
Total other comprehensive result		(2,669,406)
Total comprehensive result for the year		$ 292,939,697	$ 125,246,525	$ 211,567,169